CONCENTRATION OF RISKS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020	Dec. 31, 2022 USD ($)
Default risk
CONCENTRATION OF RISKS
Cash and cash equivalents and restricted cash	¥ 2,401,207	¥ 5,167,085		$ 348,142
Lease rental and other financing receivables	¥ 233,786	¥ 1,049,416		$ 33,896
Foreign currency exchange rate risk
CONCENTRATION OF RISKS
Depreciation of RMB against US dollar (in percent)			6.50%
Foreign Currency Exchange Rate Appreciation	9.20%	2.30%